Financial Instruments and Financial Risk Management (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Instruments and Financial Risk Management [Abstract]
Opening balance	$ 237	$ 9	$ 110
Granted (see note 13(b))	6,041	253
Exercised	(2,217)
Profit from changes in fair value of warrants issued to investors	(3,502)	(25)	(106)
Currency translation differences			5
Closing balance	559	237	9
Total unrealized profits for the period included in profit or loss for liabilities held at the end of the reporting period	$ 3,502	$ 25	$ 106